Contingent Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Possible loss in future periods in excess of accrual	$ 115
Legal Settlement Charge	19.2
Gain on redemption of Visa common stock					167.9
Remaining Visa shares held by Northern Trust, original cost basis					0
Visa indemnified litigation benefit (charges) recorded		23.1	33.0	17.8	76.1	(150.0)
Fair value of contingent consideration	$ 55.4						$ 50.1